Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill.
Goodwill

(7)                                 Goodwill

The movements in carrying amount of goodwill by reportable segments are as follows:

	P&C segment	Life segment	Claims Adjusting segment	Datong segment	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2011	983,007	16,900	38,077	116,389	1,154,373
Addition for acquisitions	41,274	—	—	—	41,274
Addition for contingent considerations	—	—	—	70,000	70,000
Disposal of Datong	—	—	—	(186,389)	(186,389)
Impairment loss	(962,628)	—	(38,077)	—	(1,000,705)
Balance as of December 31, 2011	61,653	16,900	—	—	78,553
Balance as of December 31, 2012	61,653	16,900	—	—	78,553

The gross amount and accumulated impairment losses by segment as of December 31, 2011 and 2012 as follows:

	P&C segment	Life segment	Claims Adjusting segment	Total
	RMB	RMB	RMB	RMB
Goodwill, gross	1,024,281	16,900	38,077	1,079,258
Accumulated impairment loss	(962,628)	—	(38,077)	(1,000,705)
Goodwill, net as of December 31, 2011 and 2012	61,653	16,900	—	78,553

The Group performed the annual impairment analysis as of the balance sheet date. Impairment loss of nil, RMB1,000,705 (see note 2(g)) and nil has been recognized in goodwill for the years ended December 31, 2010, 2011 and 2012, respectively.